Non-cash transactions - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Non-cash transactions
Non-cash transactions
28	Non-cash transactions

Non-monetary transactions for the year ended December 31, 2020 and 2019 and from October 11 to December 31, 2018 are, respectively: (i) Additions of right use and finance lease in the amount of R$ 35,925, R$ 31,177 and nil (Note 12), and, (ii) Disposals of contracts of right use and finance lease in the amount of R$ 3,429, R$ 34,852 (Note 16) and nil, deferred tax assets of IPO cost of R$ 13,676 (Note 22).

Somos - Anglo (Predecessor)
Non-cash transactions
Non-cash transactions
29.	Non-cash Transactions

During the period ended October 10, 2018, the Business entered into a sale and leaseback agreement related to a property at João Dias Avenue (refer to notes 12 and 14), for which the following amounts were not reflected in the combined carve-out statement of cash flows as this was a non-cash transaction:

January 1 to October 10, 2018
Property, Plant and Equipment	20,855
Finance Lease	20,855

Except for the Business Combination presented in note 26, there were no other Non-cash Transactions for the year ended in December 31, 2017.